Taxes on Income (Details Textual)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income (Textual)
Israeli corporate tax rate	24.00%	25.00%	26.50%
Israel Tax Authority [Member]
Taxes on Income (Textual)
Corporate income tax rate, description	In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2018 and 2017 Budget Years), which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.